Loss per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss per share
12	Loss per share
Basic and diluted loss per share is calculated as follows:

	For the six months ended June 30,
	2021		2022
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(54,429)	(15,005)	(41,785)	(6,238)	(11,439)	(1,708)
Net loss attributable to common shareholders	(54,429)	(15,005)	(41,785)	(6,238)	(11,439)	(1,708)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	61,668,577	17,000,189	62,098,973	62,098,973	17,000,189	17,000,189

Basic and diluted loss per share	(0.88)	(0.88)	(0.67)	(0.10)	(0.67)	(0.10)

For the six months ended June 30, 2021 and 2022, the
two-class
method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company. The effect of all outstanding share options, restricted share units and convertible notes (redeemed in April 2021) were excluded from the computation of diluted loss per share for the six months ended June 30, 2021 and 2022 as they would be anti-dilutive.